Stock Awards (Details) - Summary of stock option and restricted stock transactions (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
Balance	43,320	27,793	29,503	103,723
Balance		113,525
Balance (in Dollars per share)		$ 35.39
Forfeited	2,410	12,471	14,801
Canceled	13,117	4,680	9,430
Employee Stock Option [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
Balance	97,998	113,525	114,896	43,283
Balance (in Dollars per share)	$ 37.40	$ 35.39	$ 41.67	$ 138.93
Forfeited	(2,410)	(12,471)	(14,801)
Forfeited (in Dollars per share)	$ 12.48	$ 10.67	$ 58.89
Canceled	(13,117)	(7,761)	(11,422)
Canceled (in Dollars per share)	$ 24.64	$ 93.78	$ 130.43
Restricted Stock [Member]
Stock Awards (Details) - Summary of stock option and restricted stock transactions [Line Items]
Balance			72	48
Balance (in Dollars per share)			$ 13.91	$ 124.24
Forfeited
Forfeited (in Dollars per share)
Canceled
Canceled